Long-term debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 11, 2020	Dec. 31, 2019	Apr. 30, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Finance lease obligations	$ 5,941		$ 5,419
Other long-term borrowings	10,199		13,284
Subtotal	786,087		631,772
Deferred financing costs	(4,641)		(3,397)
Total	776,574		626,808
Current portion of long-term debt	3,129		3,233
Long-term debt, excluding current portion	773,445		623,575
2027 Notes
Debt Instrument [Line Items]
Notes payable	553,354		265,000
Discount on Notes	(7,358)		0
Premium on Notes	3,206		0
Deferred financing costs		$ (2,000)		$ (3,001)
2023 Notes
Debt Instrument [Line Items]
Notes payable	216,593		348,069
Discount on Notes	(1,147)		(2,504)
Premium on Notes	$ 427		$ 937
Deferred financing costs					$ (3,313)